Note 6 - Long-term Debt - Composition of Long-term Debt (Details) - USD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Total principal of long-term debt	$ 3,258.9	$ 3,014.6
Less: Unamortized discounts and debt issuance costs	(19.2)	(19.7)
Less: Current portion	(281.2)	(55.8)
Long-term debt (less current portion)	2,958.5	2,939.1
Spire Missouri [Member]
Total principal of long-term debt	1,648.0	1,348.0
Less: Unamortized discounts and debt issuance costs	(10.3)	(9.6)
Less: Current portion	(250.0)	0.0
Long-term debt (less current portion)	1,387.7	1,338.4
Spire Alabama Inc [Member]
Total principal of long-term debt	575.0	625.0
Less: Unamortized discounts and debt issuance costs	(3.5)	(3.8)
Less: Current portion	0.0	(50.0)
Long-term debt (less current portion)	571.5	571.2
First Mortgage Bonds Three Percentage Series Due March152023 [Member] | Spire Missouri [Member]
Total principal of long-term debt	250.0	250.0
Floating Rate Series Due December 2, 2024 [Member] | Spire Missouri [Member]
Total principal of long-term debt	300.0
First Mortgage Bonds Three Point Four Percentage Series Due August152023 [Member] | Spire Missouri [Member]
Total principal of long-term debt	45.0	45.0
First Mortgage Bonds Three Point Four Percentage Series Due March152028 [Member] | Spire Missouri [Member]
Total principal of long-term debt	19.3	19.3
First Mortgage Bonds Seven Percentage Series Due June12029 [Member] | Spire Missouri [Member]
Total principal of long-term debt	275.0	275.0
First Mortgage Bonds Two Point Eight Four Percentage Series Due November152029 [Member] | Spire Missouri [Member]
Total principal of long-term debt	30.0	30.0
First Mortgage Bonds Seven Point Nine Percentage Series Due September152030 [Member] | Spire Missouri [Member]
Total principal of long-term debt	50.0	50.0
First Mortgage Bonds Three Point Six Eight Percentage Series Due September152032 [Member] | Spire Missouri [Member]
Total principal of long-term debt	99.3	99.3
First Mortgage Bonds Six Percentage Series Due May12034 [Member] | Spire Missouri [Member]
Total principal of long-term debt	54.5	54.5
First Mortgage Bonds Six Point One Five Percentage Series Due June12036 [Member] | Spire Missouri [Member]
Total principal of long-term debt	99.9	99.9
First Mortgage Bonds Four Point Six Three Percentage Series Due August152043 [Member] | Spire Missouri [Member]
Total principal of long-term debt	70.0	70.0
First Mortgage Bonds Four Point Two Three Percentage Series Due September152047 [Member] | Spire Missouri [Member]
Total principal of long-term debt	305.0	305.0
First Mortgage Bonds Three Point Three Zero Percentage Series Due June12051 [Member] | Spire Missouri [Member]
Total principal of long-term debt	50.0	50.0
Three Point Eight Six Percentage Notes Due December222021 [Member] | Spire Alabama Inc [Member]
Total principal of long-term debt	0.0	50.0
Three Point Two One Percentage Notes Due September152025 [Member] | Spire Alabama Inc [Member]
Total principal of long-term debt	35.0	35.0
Two Point Eight Eight Percentage Notes Due December12029 [Member] | Spire Alabama Inc [Member]
Total principal of long-term debt	100.0	100.0
Two Point Zero Four Percentage Notes Due December152030 [Member] | Spire Alabama Inc [Member]
Total principal of long-term debt	150.0	150.0
Five Point Nine Zero Percentage Notes Due January152037 [Member] | Spire Alabama Inc [Member]
Total principal of long-term debt	45.0	45.0
Four Point Three One Percentage Notes Due December12045 [Member] | Spire Alabama Inc [Member]
Total principal of long-term debt	80.0	80.0
Three Point Nine Two Percentage Notes Due January152048 [Member] | Spire Alabama Inc [Member]
Total principal of long-term debt	45.0	45.0
Four Point Six Four Percentage Notes Due January152049 [Member] | Spire Alabama Inc [Member]
Total principal of long-term debt	90.0	90.0
Four Point Zero Two Percentage Notes Due January152058 [Member] | Spire Alabama Inc [Member]
Total principal of long-term debt	30.0	30.0
Parent Company [Member] | Three Point Three One Percent Notes Payable Due December152022 [Member]
Total principal of long-term debt	25.0	25.0
Parent Company [Member] | Three Point Five Four Percent Senior Notes Due February272024 [Member]
Total principal of long-term debt	150.0	150.0
Parent Company [Member] | Zero Point Seven Five Percent Remarketable Senior Notes Due March12026 [Member]
Total principal of long-term debt	175.0	175.0
Parent Company [Member] | Two Point Five Two Percent Senior Notes Due September 1 2021 [Member]
Total principal of long-term debt	130.0	130.0
Parent Company [Member] | Three Point One Three Percent Senior Notes Due September12026 [Member]
Total principal of long-term debt	100.0	100.0
Parent Company [Member] | Three Point Nine Three Percent Senior Notes Due March152027 [Member]
Total principal of long-term debt	250.0	250.0
Subsidiaries [Member]
Total principal of long-term debt	205.9
Subsidiaries [Member] | Four Point One Four Percent First Mortgage Bonds Due September302021 [Member]
Total principal of long-term debt	42.0	42.0
Subsidiaries [Member] | Two Nine Five Percent Notes With Annual Principal Payments Through December2034 [Member]
Total principal of long-term debt	123.9	129.6
Subsidiaries [Member] | Five Percent First Mortgage Bonds Due September302031 [Member]
Total principal of long-term debt	$ 40.0	$ 40.0